OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details 2) - CAD ($)	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020
Fiscal 2025 (August 1, 2024 to July 31, 2025)	$ 14,104
Fiscal 2026 (August 1, 2025 to April 30, 2026)	10,578
Total undiscounted lease payments	24,682
Less: imputed interest	(2,297)
Lease liability as at July 30, 2021	$ 22,385	$ 32,753	$ 41,333	$ 48,799	$ 0